Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax depreciation in excess of book depreciation	$ 62	$ 58
Tax amortization in excess of book amortization	10	2
Liabilities currently (not deductible) deductible for tax	(7)	5
Net tax losses benefited	(18)	(31)
Change in valuation allowance on deferred tax assets	(2)	(12)
Tax on undistributed foreign earnings	9	8
US tax reform	(61)
Others	4	(10)
Deferred income tax, Total	$ (3)	$ 20